LOANS, NET, Movement of Gross Balance of Loan Portfolio by Stages (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross balance of loan portfolio [Roll Forward]
Beginning balance	S/ 158,092,978
Ending balance	169,863,566	S/ 158,092,978
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	123,991,407	119,746,457
Transfer to stage 2	(32,337,453)	(30,936,130)
Transfer to stage 3	(2,156,892)	(2,407,660)
Transfer from stage 2	16,269,678	12,041,149
Transfer from stage 3	756,498	358,737
New loans, liquidation, write-offs and forgivens, net	20,335,708	22,299,715
Transfers between classes of loans	0	0
Sale of loan portfolio	(474)	0
Exchange differences and others	4,922,699	2,889,139
Ending balance	131,781,171	123,991,407
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	22,486,742	9,711,842
Transfer to stage 1	(16,269,678)	(12,041,149)
Transfer to stage 3	(6,643,373)	(4,204,047)
Transfer from stage 1	32,337,453	30,936,130
Transfer from stage 3	1,363,985	466,940
New loans, liquidation, write-offs and forgivens, net	(8,650,513)	(2,564,267)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	324,351	181,293
Ending balance	24,948,967	22,486,742
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	11,614,829	6,965,916
Transfer to stage 1	(756,498)	(358,737)
Transfer to stage 2		(466,940)
Transfer to stage 3	(1,363,985)
Transfer from stage 1	2,156,892	2,407,660
Transfer from stage 2		4,204,047
Transfer from stage 3	6,643,373
New loans, liquidation, write-offs and forgivens, net	(5,510,079)	(1,281,891)
Transfers between classes of loans	0	0
Sale of loan portfolio	(47,093)	(30,646)
Exchange differences and others	395,989	175,420
Ending balance	13,133,428	11,614,829
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	158,092,978	136,424,215
Loan write-offs and forgivens	(2,929,331)	(1,193,770)
New loans, liquidation and forgivens, net	9,104,447	19,647,327
Transfers between classes of loans	0	0
Sale of loan portfolio	(47,567)	(30,646)
Exchange differences and others	5,643,039	3,245,852
Ending balance	169,863,566	158,092,978
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	84,366,795	75,838,248
Transfer to stage 2	(13,032,923)	(11,454,423)
Transfer to stage 3	(912,504)	(1,156,992)
Transfer from stage 2	8,283,495	6,357,672
Transfer from stage 3	464,932	208,847
New loans, liquidation, write-offs and forgivens, net	5,398,312	9,161,013
Transfers between classes of loans	1,482,015	3,077,315
Sale of loan portfolio	0	0
Exchange differences and others	4,231,341	2,335,115
Ending balance	90,281,463	84,366,795
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	10,090,159	4,883,039
Transfer to stage 1	(8,283,495)	(6,357,672)
Transfer to stage 3	(3,350,523)	(1,690,324)
Transfer from stage 1	13,032,923	11,454,423
Transfer from stage 3	800,280	301,053
New loans, liquidation, write-offs and forgivens, net	(2,042,256)	421,704
Transfers between classes of loans	800,739	915,980
Sale of loan portfolio	0	0
Exchange differences and others	294,582	161,956
Ending balance	11,342,409	10,090,159
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	6,850,481	3,771,417
Transfer to stage 1	(464,932)	(208,847)
Transfer to stage 2		(301,053)
Transfer to stage 3	(800,280)
Transfer from stage 1	912,504	1,156,992
Transfer from stage 2		1,690,324
Transfer from stage 3	3,350,523
New loans, liquidation, write-offs and forgivens, net	(1,413,990)	606,823
Transfers between classes of loans	5,957	9,933
Sale of loan portfolio	(30,101)	(14,938)
Exchange differences and others	346,581	139,830
Ending balance	8,756,743	6,850,481
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	101,307,435	84,492,704
Loan write-offs and forgivens	(157,472)	(115,471)
New loans, liquidation and forgivens, net	2,099,538	10,305,011
Transfers between classes of loans	2,288,711	4,003,228
Sale of loan portfolio	(30,101)	(14,938)
Exchange differences and others	4,872,504	2,636,901
Ending balance	110,380,615	101,307,435
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	18,063,315	17,903,028
Transfer to stage 2	(2,595,038)	(2,119,501)
Transfer to stage 3	(226,183)	(85,736)
Transfer from stage 2	1,622,944	965,659
Transfer from stage 3	76,745	10,610
New loans, liquidation, write-offs and forgivens, net	1,378,089	1,064,765
Transfers between classes of loans	(45,768)	7,965
Sale of loan portfolio	(474)	0
Exchange differences and others	428,559	316,525
Ending balance	18,702,189	18,063,315
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,360,460	778,702
Transfer to stage 1	(1,622,944)	(965,659)
Transfer to stage 3	(516,497)	(276,415)
Transfer from stage 1	2,595,038	2,119,501
Transfer from stage 3	185,299	7,597
New loans, liquidation, write-offs and forgivens, net	(255,142)	(317,002)
Transfers between classes of loans	(5,529)	173
Sale of loan portfolio	0	0
Exchange differences and others	17,440	13,563
Ending balance	1,758,125	1,360,460
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,144,605	994,991
Transfer to stage 1	(76,745)	(10,610)
Transfer to stage 2		(7,597)
Transfer to stage 3	(185,299)
Transfer from stage 1	226,183	85,736
Transfer from stage 2		276,415
Transfer from stage 3	516,497
New loans, liquidation, write-offs and forgivens, net	(270,401)	(207,041)
Transfers between classes of loans	(3,696)	1
Sale of loan portfolio	(9,126)	(8,167)
Exchange differences and others	29,128	20,877
Ending balance	1,371,146	1,144,605
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	20,568,380	19,676,721
Loan write-offs and forgivens	(30,217)	(39,862)
New loans, liquidation and forgivens, net	882,763	580,584
Transfers between classes of loans	(54,993)	8,139
Sale of loan portfolio	(9,600)	(8,167)
Exchange differences and others	475,127	350,965
Ending balance	21,831,460	20,568,380
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	11,580,793	13,782,323
Transfer to stage 2	(12,106,836)	(12,403,714)
Transfer to stage 3	(332,694)	(395,404)
Transfer from stage 2	4,401,320	2,699,000
Transfer from stage 3	142,517	117,762
New loans, liquidation, write-offs and forgivens, net	9,164,707	10,635,242
Transfers between classes of loans	(2,193,954)	(3,006,249)
Sale of loan portfolio	0	0
Exchange differences and others	147,843	151,833
Ending balance	10,803,696	11,580,793
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	8,451,947	1,839,597
Transfer to stage 1	(4,401,320)	(2,699,000)
Transfer to stage 3	(1,921,386)	(1,001,599)
Transfer from stage 1	12,106,836	12,403,714
Transfer from stage 3	164,077	95,468
New loans, liquidation, write-offs and forgivens, net	(4,686,408)	(1,283,205)
Transfers between classes of loans	(794,634)	(906,426)
Sale of loan portfolio	0	0
Exchange differences and others	8,246	3,398
Ending balance	8,927,358	8,451,947
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,978,448	1,350,858
Transfer to stage 1	(142,517)	(117,762)
Transfer to stage 2		(95,468)
Transfer to stage 3	(164,077)
Transfer from stage 1	332,694	395,404
Transfer from stage 2		1,001,599
Transfer from stage 3	1,921,386
New loans, liquidation, write-offs and forgivens, net	(2,017,681)	(566,112)
Transfers between classes of loans	(9,675)	2,738
Sale of loan portfolio	(6,629)	(3,934)
Exchange differences and others	14,261	11,125
Ending balance	1,906,210	1,978,448
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	22,011,188	16,972,778
Loan write-offs and forgivens	(1,477,691)	(506,473)
New loans, liquidation and forgivens, net	3,938,309	9,292,398
Transfers between classes of loans	(2,998,263)	(3,909,937)
Sale of loan portfolio	(6,629)	(3,934)
Exchange differences and others	170,350	166,356
Ending balance	21,637,264	22,011,188
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	9,980,504	12,222,858
Transfer to stage 2	(4,602,656)	(4,958,492)
Transfer to stage 3	(685,511)	(769,528)
Transfer from stage 2	1,961,919	2,018,818
Transfer from stage 3	72,304	21,518
New loans, liquidation, write-offs and forgivens, net	4,394,600	1,438,695
Transfers between classes of loans	757,707	(79,031)
Sale of loan portfolio	0	0
Exchange differences and others	114,956	85,666
Ending balance	11,993,823	9,980,504
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	2,584,176	2,210,504
Transfer to stage 1	(1,961,919)	(2,018,818)
Transfer to stage 3	(854,967)	(1,235,709)
Transfer from stage 1	4,602,656	4,958,492
Transfer from stage 3	214,329	62,822
New loans, liquidation, write-offs and forgivens, net	(1,666,707)	(1,385,764)
Transfers between classes of loans	(576)	(9,727)
Sale of loan portfolio	0	0
Exchange differences and others	4,083	2,376
Ending balance	2,921,075	2,584,176
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,641,295	848,650
Transfer to stage 1	(72,304)	(21,518)
Transfer to stage 2		(62,822)
Transfer to stage 3	(214,329)
Transfer from stage 1	685,511	769,528
Transfer from stage 2		1,235,709
Transfer from stage 3	854,967
New loans, liquidation, write-offs and forgivens, net	(1,808,007)	(1,115,561)
Transfers between classes of loans	7,414	(12,672)
Sale of loan portfolio	(1,237)	(3,607)
Exchange differences and others	6,019	3,588
Ending balance	1,099,329	1,641,295
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	14,205,975	15,282,012
Loan write-offs and forgivens	(1,263,951)	(531,964)
New loans, liquidation and forgivens, net	2,183,837	(530,666)
Transfers between classes of loans	764,545	(101,430)
Sale of loan portfolio	(1,237)	(3,607)
Exchange differences and others	125,058	91,630
Ending balance	S/ 16,014,227	S/ 14,205,975